INCOME TAXES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		83 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Income Taxes [Line Items]
Domestic	$ 383	$ 139	$ 954
Foreign	2,942	3,334	10,493
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest, Total	$ 3,325	$ 3,473	$ 11,447